Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Salobo and Sudbury [member] | Vale [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	46.00%	45.00%
Penasquito [member] | Newmont Corporation [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	15.00%	10.00%
Constancia and 777 [member] | Hudbay Minerals Inc. [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	14.00%	15.00%
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%